Seward & Kissel LLP
901 K Street, NW
Suite 800
Washington, D.C. 20001
(202) 737-8833 (phone)
(202) 737-5184 (fax)

October 4, 2024

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AB Trust - AB Large Cap Value Fund (formerly, AB Value Fund) (File Nos. 333-51938 and 811-10221)

Ladies and Gentlemen:

On behalf of AB Trust – AB Large Cap Value Fund (formerly, AB Value Fund) (the “Fund”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on October 1, 2024.

If you have any questions regarding the foregoing, please call me at the above referenced number.

Sincerely,
/s/ Lancelot A. King
Lancelot A. King